EDGAR

March 4, 2003


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   Filing Pursuant to Rule 497(j)
      John Hancock World Fund (the "Trust) on behalf of:
         John Hancock Biotechnology Fund
         John Hancock Communications Fund
         John Hancock Consumer Industries Fund
         John Hancock Health Sciences Fund
         John Hancock International Small Cap Growth Fund (together the "Funds") File Nos. 33-10722; 811-4932

      CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectuses and Statements of Additional Information dated March 1, 2003 for the above-captioned registrant that would have been filed under paragraph (b) or
(c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.


                                                 Sincerely,


                                                 /s/Joan O'Neill
                                                 ---------------
                                                 Joan O'Neill